Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net sales	$ 2,278,814	$ 2,381,737
Cost of goods sold	1,799,384	1,961,183
Gross Profit	479,430	420,554
Operating expenses
Total operating expenses	1,686,125	802,317
Income from operations	(1,206,695)	(381,763)
Other income (expense) Other income	68,593	(4,260)
Other expense	(18,330)	(24,357)
Income tax expense	(970)	79,870
Net income	(1,139,072)	(306,153)
Four Cubed Management Llc [Member]
Net sales	6,586,560	5,618,385
Cost of goods sold	5,090,760	4,355,719
Gross Profit	1,495,800	1,262,666
Operating expenses
Selling	132,441	57,159
General and administrative	603,765	737,282
Total operating expenses	736,206	794,441
Income from operations	759,594	468,225
Other income (expense) Other income	79,900	169
Other expense	(650)	(33,108)
Total other income (expense), net	79,250	(32,939)
Net income before income taxes	838,844	435,286
Income tax expense	63,872	120,006
Net income	$ 774,972	$ 315,280